SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Number of Share Options Outstanding and Share Option Transactions

	Number of options		Weighted Average Exercise Price		Weighted Average Grant date Fair Value
	Management	Total		1)
Total Outstanding as of December 31, 2022	650,000	650,000	$6.27		$1.28
Granted during 2023	—	—	—		—
Exercised during 2023	250,000	250,000	$6.70	2)	$1.29
Forfeited during 2023	—	—	—		—
Exercisable as of December 31, 2023	400,000	400,000	$5.63	2)	$1.20
Outstanding as of December 31, 2023 - Unvested	—	—	—		—
Total Outstanding as of December 31, 2023	400,000	400,000	$5.63		$1.20
Granted during 2024	—	—	—		—
Exercised during 2024	400,000	400,000	$5.86	2)	$1.08
Forfeited during 2024	—	—	—		—
Exercisable as of December 31, 2024	—	—	—		—
Outstanding as of December 31, 2024 - Unvested	—	—	—		—
Total Outstanding as of December 31, 2024	—	—	—		—
1) not adjusted for dividends. For all share options granted the share options exercise price is adjustable for distribution of dividend before the share options are exercised.
2) Accumulated dividends as of exercise date during 2023, as of December 31, 2023 and as of exercise date during 2024 are approximately $4.40, $4.80 and $5.10 per share, respectively.
The following table summarizes certain information about the options outstanding as of December 31, 2024 and 2023:

	Options Outstanding and Unvested, December 31, 2024			Options Outstanding and Exercisable, December 31, 2024
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
$0.00	—	$0.00	0	—	$0.00		0

	Options Outstanding and Unvested, December 31, 2023			Options Outstanding and Exercisable, December 31, 2023
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
$5.63	—	$0.00	0	400,000	$5.63	1)	1.79
1) Accumulated dividends as of December 31, 2023 are approximately $4.80 per share.